EQUITY	12 Months Ended
Dec. 31, 2011
EQUITY
EQUITY

NOTE 2. EQUITY

Mandatory Convertible Preferred Stock

In September 2009, we sold 345,000 shares of 7% mandatory convertible preferred stock for net proceeds of approximately $334 million. Each share of mandatory convertible preferred stock will automatically convert on October 1, 2012 into between 142.4501 and 170.9402 shares of our common stock, subject to anti-dilution adjustments, depending on the average of the closing prices per share of our common stock on each of the 20 consecutive trading days ending on the third trading day immediately preceding the mandatory conversion date, subject to certain conditions. At any time prior to October 1, 2012, holders may elect to convert shares of the mandatory convertible preferred stock at the minimum conversion rate of 142.4501 shares of our common stock, subject to anti-dilution adjustments. If holders elect to convert shares of the mandatory convertible preferred stock during a specified period in connection with a make-whole event, as defined in the certificate of designation relating to the mandatory convertible preferred stock, the conversion rate will be adjusted under certain circumstances and holders will also be entitled to receive a make-whole amount in cash, common stock or a combination thereof as elected by us.

We accrued approximately $6 million, or $17.50 per share, for dividends on our 7% mandatory convertible preferred stock in each of the three months ended March 31, June 30, September 30, and December 31, 2011, and paid the dividends in April 2011, July 2011, October 2011, and January 2012, respectively. We accrued approximately $6 million, or $17.50 per share, for dividends on the mandatory convertible preferred stock in each of the three months ended March 31, June 30, September 30, and December 31, 2010, and paid the dividends in April 2010, July 2010, October 2010 and January 2011, respectively.

Upon any voluntary or involuntary liquidation, dissolution or winding up of the Company resulting in a distribution of assets to the holders of any class or series of our capital stock, each holder of the mandatory convertible preferred stock will be entitled to receive the liquidation preference of $1,000 per share, plus an amount equal to accrued, accumulated and unpaid dividends.

Share Repurchase Program

On May 9, 2011, we announced that our board of directors had authorized the repurchase of up to $400 million of our common stock through a share repurchase program. Under the program, shares could be purchased in the open market or through privately negotiated transactions in a manner consistent with applicable securities laws and regulations, including pursuant to a Rule 10b5-1 plan maintained by the Company, at times and in amounts based on market conditions and other factors. The share repurchase program, which was scheduled to expire on May 9, 2012, was completed in January 2012. Pursuant to the program, we repurchased a total of 75,765,585 shares for approximately $374 million during the year ended December 31, 2011 as shown in the following table:

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Program	Maximum Dollar Value of Shares That May Yet Be Purchased Under the Program
				(In Millions)
May 12, 2011 through May 31, 2011	4,582,299	$6.44	4,582,299	$370
June 1, 2011 through June 30, 2011	6,882,130	6.17	6,882,130	328
Three Months Ended June 30, 2011	11,464,429	6.28	11,464,429	328
July 1, 2011 through July 31, 2011	5,354,419	6.16	5,354,419	295
August 1, 2011 through August 31, 2011	11,326,556	5.02	11,326,556	238
September 1, 2011 through September 30, 2011	7,333,568	4.63	7,333,568	204
Three Months Ended September 30, 2011	24,014,543	5.15	24,014,543	204
October 1, 2011 through October 31, 2011	24,259,071	4.31	24,259,071	100
November 1, 2011 through November 30, 2011	0	0.00	0	100
December 1, 2011 through December 31, 2011	16,027,642	4.60	16,027,642	26
Three Months Ended December 31, 2011	40,286,713	4.42	40,286,713	$26
Total	75,765,585	$4.94	75,765,585

In January 2012, we paid approximately $26 million (or an average of $4.93 per share) to repurchase a total of 5,308,179 shares under the program. Repurchased shares are recorded based on settlement date and are held as treasury stock.

Rights Agreement

On September 12, 2011, the rights issued under our Section 382 Rights Agreement dated as of January 7, 2011 (the “Rights Agreement”) expired and are no longer outstanding. The Rights Agreement was adopted to diminish the risk of a potential loss of our ability to use our net operating loss carryforwards to reduce future federal income tax obligations as a result of an “ownership change,” as defined in Section 382 of the Internal Revenue Code.